Other Non-Current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018 [1]	Jan. 01, 2018	[4]
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures		€ 35	€ 14
Interest in net assets of associates		37	40
Long-term trade and other receivables	[2]	380	307
Fair value of biological assets		17	18
Other non-current assets	[3]	184	151
Total other non-current assets		€ 653	€ 530	€ 441

[1]	Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.
[2]	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
[3]	Mainly relates to tax assets.
[4]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.